INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of income and social contribution taxes recoverable

	12.31.22	12.31.21
Income taxes recoverable	542,325	344,856
Social contribution taxes recoverable	80,135	40,222
Total	622,460	385,078

Current	622,460	382,386
Non-current	—	2,692

Schedule of income and social contribution taxes payable

	12.31.22	12.31.21
Income taxes payable	80,828	75,980
Social contribution taxes payable	26,674	24,756
Total	107,502	100,736

Current	3,064	3,068
Non-current	104,438	97,668

Schedule of significant components of deferred income and social contribution taxes

									Business
	Balance on	Income	Comprehensive	Equity		Balance on	Income	Comprehensive	combination	Balance on
	12.31.20	statement	income	transactions (3)	Other	12.31.21	statement	income	- Garliava (Note 2.d)	12.31.22
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	1,462,498	1,351,213	—	—	(921)	2,812,790	(446,080)	—	—	2,366,710
Income and social contribution taxes on temporary differences (2)	(5,738,397)	(996,724)	(135,805)	7,840	—	(6,863,086)	798,889	26,189	218,670	(5,819,338)
Provisions for legal, labor, tax civil and regulatory contingencies	1,792,417	287,153	—	—	—	2,079,570	183,889	—	191,930	2,455,389
Trade accounts payable and other provisions	793,421	341,521	—	—	—	1,134,942	370,418	—	—	1,505,360
Customer portfolio and trademarks	(34,171)	(202,747)	—	—	—	(236,918)	26,477	—	—	(210,441)
Estimated losses on impairment of accounts receivable	592,930	17,402	—	—	—	610,332	56,067	—	—	666,399
Estimated losses from modems and other P&E items	173,656	(48,438)	—	—	—	125,218	(11,906)	—	68,509	181,821
Pension plans and other post-employment benefits	320,732	31,187	(134,025)	—	—	217,894	14,079	26,335	—	258,308
Profit sharing	133,913	29,355	—	—	—	163,268	26,480	—	—	189,748
Licenses	(2,285,874)	(396,047)	—	—	—	(2,681,921)	228,663	—	—	(2,453,258)
Goodwill (Spanish and Navytree, Vivo Part. and GVT Part.)	(6,606,476)	(641,954)	—	7,840	—	(7,240,590)	—	—	—	(7,240,590)
Property, plant and equipment of small value	(741,524)	(147,909)	—	—	—	(889,433)	(139,905)	—	—	(1,029,338)
Technological Innovation Law	(18,721)	5,628	—	—	—	(13,093)	3,319	—	—	(9,774)
On other temporary differences	141,300	(271,875)	(1,780)	—	—	(132,355)	41,308	(146)	(41,769)	(132,962)
Total deferred tax (Liabilities), non-current	(4,275,899)	354,489	(135,805)	7,840	(921)	(4,050,296)	352,809	26,189	218,670	(3,452,628)

Deferred tax assets	6,051,884					7,898,149				8,674,222
Deferred tax liabilities	(10,327,783)					(11,948,445)				(12,126,850)
Deferred tax (Liabilities), net	(4,275,899)					(4,050,296)				(3,452,628)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	138,641					121,748				379,093
Deferred tax (Liabilities)	(4,414,540)					(4,172,044)				(3,831,721)
(1)	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.

In 2021, the Company recognized R$1,405,565 in deferred income tax and social contribution assets, arising from the decision of the Federal Supreme Court (“STF”) in an Extraordinary Appeal determining that interest received on receivables for overpaid taxes should not be subject to Income Tax and Social Contribution (Note 8.f).

(2)	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)Refers to deferred taxes arising from the disposal of CloudCo Brasil and IoTCo Brasil in 2021 (note 2.d),

Schedule of expected realization of deferred taxes

Year
2023	2,501,398
2024	526,633
2025	554,113
2026	416,615
2027	359,894
2028 onwards	(7,811,281)
Total	(3,452,628)

Schedule of reconciliation of income and social contribution tax expense

	2022	2021	2020
Income before taxes	4,831,591	5,959,529	6,008,234
Income and social contribution tax expenses, at the tax rate of 34%	(1,642,741)	(2,026,240)	(2,042,800)
Permanent differences:
Equity pickup	(8,072)	39,869	250
Unclaimed interest on equity	(56,933)	(38,311)	(16,699)
Non-deductible expenses, gifts, incentives	(84,844)	(87,115)	(84,988)
Tax benefit related to interest on equity allocated	705,500	929,900	894,200
Composition of CSLL tax loss and negative base (SELIC update of undue debts) (1)	—	1,407,523	—
IR and CS on interest SELIC update of undue debts (1)	277,424	—	—
Other	35,977	44,202	12,330
Tax debits	(773,689)	269,828	(1,237,707)

Effective rate	16.0%	-4.5%	20.6%
Current income and social contribution taxes	(1,126,498)	(84,661)	(61,427)
Deferred income and social contribution taxes	352,809	354,489	(1,176,280)
(1)	On July 8, 2020, the Company filed Writ of Mandamus No. 5012373-88.2020.4.03.6100 providing protection in recognizing challenges of its claims of illegality and unconstitutionality of the requirement to pay Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”) on interest income accruals at the SELIC rate arising from improperly collected taxes.